The balances of the provision for losses due to non-recovery by debtor sector (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commercial and industrial	R$ 8,324,614	R$ 9,757,193	R$ 7,455,243
Real estate - Construction	154,248	193,935	344,782
Installment loans to individuals	21,240,296	15,675,765	14,800,208
Lease financing	4,218	13,594	25,517
Total	R$ 29,723,376	R$ 25,640,488	R$ 22,625,750